CONSOLIDATED STATEMENTS OF CASH FLOWS (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Cash flows from operating activities:
Net income	¥ 648,957	¥ 418,130	¥ 1,046,650
Less: Net income (loss) attributable to noncontrolling interests	(7,432)	5,461	46,961
Net income attributable to MHFG shareholders	656,389	412,669	999,689
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	165,721	167,420	156,393
Provision (credit) for loan losses	(23,044)	647	222,102
Investment losses (gains)-net	32,991	(70,468)	(66,763)
Foreign exchange losses (gains)-net	(5,747)	(66,988)	(26,236)
Deferred income tax expense (benefit)	(40,939)	174,864	(377,308)
Net change in trading account assets	(2,953,353)	2,783,405	458,239
Net change in trading account liabilities	329,761	(2,417,969)	(2,679,240)
Net change in loans held for sale	3,860	30,598	7,294
Net change in accrued income	(9,321)	23,655	38,118
Net change in accrued expenses	15,286	(24,702)	(13,462)
Other-net	38,965	(61,319)	267,222
Net cash provided by (used in) operating activities	(1,789,431)	951,812	(1,013,952)
Cash flows from investing activities:
Proceeds from sales of available-for-sale securities	69,308,391	56,773,936	39,430,098
Proceeds from maturities of available-for-sale securities	15,078,586	15,421,495	12,558,894
Purchases of available-for-sale securities	(86,690,246)	(72,409,981)	(62,815,825)
Proceeds from maturities of held-to-maturity securities	502	1,405	180,497
Purchases of held-to-maturity securities	(600,186)	(600,296)	(602,036)
Proceeds from sales of other investments	351,016	122,478	26,704
Purchases of other investments	(206,232)	(110,066)	(120,662)
Proceeds from sales of loans	224,957	246,633	367,069
Net change in loans	(1,703,880)	(1,742,702)	8,327,521
Net change in interest-bearing deposits in other banks	2,074,843	(6,438,858)	1,063,622
Net change in call loans and funds sold, and receivables under resale agreements and securities borrowing transactions	480,641	(1,522,389)	(718,570)
Proceeds from sales of premises and equipment	13,231	2,108	15,819
Purchases of premises and equipment	(174,517)	(214,447)	(255,596)
Cash and due from banks acquired in business combination (Note 3)			118,703
Net cash used in investing activities	(1,842,893)	(10,470,684)	(2,423,762)
Cash flows from financing activities:
Net change in deposits	2,109,866	3,190,397	(221,970)
Net change in debentures	(740,933)	(776,865)	(782,662)
Net change in call money and funds purchased, and payables under repurchase agreements and securities lending transactions	3,594,469	(1,552,577)	4,260,291
Net change in due to trust accounts	(69,662)	18,882	39,283
Net change in commercial paper and other short-term borrowings	(1,261,955)	6,131,912	(6,527)
Proceeds from issuance of long-term debt	1,052,849	1,167,647	1,582,902
Repayment of long-term debt	(1,479,148)	(778,791)	(1,150,366)
Proceeds from noncontrolling interests	627	2,320	1,516
Payment to noncontrolling interests	(107)	(577)	(15,459)
Proceeds from issuance of common stock	5	757,790	533,794
Proceeds from sales of treasury stock	1,961	4	4
Purchases of treasury stock	(2,560)	(3)	(5)
Dividends paid	(215,902)	(133,925)	(130,297)
Dividends paid to noncontrolling interests	(23,666)	(6,364)	(5,662)
Net cash provided by (used in) financing activities	2,965,844	8,019,850	4,104,842
Effect of exchange rate changes on cash and due from banks	(1,424)	(15,906)	(581)
Net increase (decrease) in cash and due from banks	(667,904)	(1,514,928)	666,547
Cash and due from banks at beginning of fiscal year	1,884,531	3,399,459	2,732,912
Cash and due from banks at end of fiscal year	1,216,627	1,884,531	3,399,459
Supplemental disclosure of cash flow information:
Interest paid	427,104	462,907	518,937
Income taxes paid (refunded), net	40,211	25,283	(54,885)
Noncash investing activities:
Transfer from loans into other investments	1,351		2,222
Investment in capital leases	2,985	11,153	6,763
Noncash assets acquired and liabilities assumed at fair value in business combination (Note 3):
Noncash assets acquired at fair value			2,200,521
Noncash liabilities assumed at fair value			2,025,753
Noncash acquisition of noncontrolling interests in stock exchanges (Note 16)	¥ 216,558